FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Contractual Maturity Analysis of Financial Liabilities

	As of December 31, 2020
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Capital notes and accrued interest due to Aspire Group			22,419	22,419
Loans due to WH		2,022	11,155	13,177
Lease liabilities		1,651	1,855	3,506
Trade and other payables	4,910			4,910
Total	4,910	3,673	35,429	44,012

	As of December 31, 2019
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Capital notes and accrued interest due to Aspire Group			22,419	22,419
Loans due to WH		12,920	-	12,920
Lease liabilities		1,455	3,382	4,837
Trade and other payables	1,855			1,855
Total	1,855	14,375	25,801	42,031